Employee Benefit Plans	12 Months Ended
Jun. 30, 2012
Employee Benefit Plans

16. Employee Benefit Plans

The Company has a qualified defined contribution benefit plan, which allows for voluntary pre-tax contributions by the employees. The Company makes a matching contribution on behalf of the employees. The Company incurred $0.5 million and $0.3 million in expenses related to the plan for the years ended June 30, 2012 and 2011, respectively.